Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Dividend and Income Builder Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	695	949	1,222	1,999	203	627	1,078	2,327	705	2,071	3,380	6,415	102	318	552	1,225	154	477	824	1,802	123	384	665	1,466